ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)						3 Months Ended
	Feb. 23, 2023	Mar. 15, 2022	Mar. 11, 2022	Oct. 12, 2021	Jan. 31, 2020	Jun. 30, 2023	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Total cash consideration						$ 1,750,000
Common Stock, Par or Stated Value Per Share							$ 0.001	$ 0.001	$ 0.001
Contribution Agreement [Member]
Stock issued during period, shares, new issues	2,500,000
Percentage of outstanding common stock	100.00%
Common Stock, Par or Stated Value Per Share	$ 0.001
Contribution Agreement [Member] | Nordicus Partners A/S [Member]
Subsidiary, Ownership Percentage, Parent	100.00%
Reddington Partners LLC [Member] | Stock Purchase Agreement [Member]
Stock issued during period, shares, new issues				5,114,475
Percentage of outstanding common stock				90.00%
Total cash consideration				$ 400,000
Reverse stock split			1-for 50 reverse stock split
Reddington Partners LLC [Member] | Stock Purchase Agreement [Member] | First Closing [Member]
Stock issued during period, shares, new issues			422,725
Reddington Partners LLC [Member] | Stock Purchase Agreement [Member] | Second Closing [Member]
Stock issued during period, shares, new issues		4,691,750
Asset Purchase Agreement [Member]
Purchase price of asset					$ 7,250,000